Summary of Stock Option Activity (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding beginning balance | shares	602,488
Options, Granted | shares	104,500
Options, Exercised | shares	(113,230)
Options, Forfeited | shares	(24,467)
Options, Expired | shares	(9,666)
Options, Outstanding ending balance | shares	559,625
Options, Exercisable | shares	130,213
Weighted-Average Exercise Price, Outstanding beginning balance | $ / shares	$ 205.3
Weighted-Average Exercise Price, Granted | $ / shares	274.38
Weighted-Average Exercise Price, Exercised | $ / shares	166.08
Weighted-Average Exercise Price, Forfeited | $ / shares	242.32
Weighted-Average Exercise Price, Expired | $ / shares	176.8
Weighted-Average Exercise Price, Outstanding ending balance | $ / shares	225.01
Weighted-Average Exercise Price, Exercisable | $ / shares	$ 174.3
Weighted-Average Remaining Contractual Term (in years), Outstanding	2 years 8 months 26 days
Weighted-Average Remaining Contractual Term (in years), Exercisable	1 year 6 months
Aggregate Intrinsic Value, Outstanding | $	$ 20,555
Aggregate Intrinsic Value, Exercisable | $	$ 9,930